Note 5 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Individually evaluated for impairment	$ 13,070	$ 14,075
Collectively evaluated for impairment	971,188	978,034
Total loans	984,258	992,109
Commercial And Industrial [Member]
Individually evaluated for impairment	882	2,570
Collectively evaluated for impairment	88,645	81,287
Total loans	89,527	83,857
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment	63,246	56,731
Total loans	63,246	56,731
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	1,628	1,970
Collectively evaluated for impairment	345,419	334,517
Total loans	347,047	336,487
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	10,559	9,533
Collectively evaluated for impairment	459,468	488,714
Total loans	470,027	498,247
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	1	2
Collectively evaluated for impairment	14,410	16,785
Total loans	$ 14,411	$ 16,787